Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate Used for the Translation	Exchange rate used for the translation as follows:
	Period End	Average
April 30, 2025	7.2706	7.2682
October 31, 2024	7.1178	7.1855
April 30, 2024	7.2401	7.1949

Schedule of Property and Equipment are Depreciated on a Straight-Line Basis Period	Property and equipment are depreciated on a straight-line basis over the following periods:
Equipment	5 years
Furniture and fixtures	5 years
Motor vehicles	10 years